Cover	Jan. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 17, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-15839
Entity Registrant Name	Activision Blizzard, Inc.
Entity Central Index Key	0000718877
Entity Tax Identification Number	95-4803544
Entity Incorporation, State or Country Code	DE
City Area Code	310
Local Phone Number	255-2000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.000001 par value
Trading Symbol	ATVI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false